51 Madison Avenue
New York, New York 10010

April 21, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Investments Active ETF Trust (Registration Nos.: 333-183489 and 811-22739)

Dear Sir/Madam:

On behalf of New York Life Investments Active ETF Trust (the “Registrant”), pursuant to Rule 497(j) of the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that (i) the forms of the Prospectus and the Statement of Additional Information that would have filed pursuant to Rule 497(c) under the Securities Act do not differ from those contained in Post-Effective Amendment No. 130, which was filed on April 17, 2025 and (ii) the text of Post-Effective Amendment No. 130 was filed electronically on April 17, 2025.

Please do not hesitate to contact Matthew V. Curtin at (212) 576-7634 if you have any questions regarding this filing.

Very truly yours,

/s/ Matthew V. Curtin
Matthew V. Curtin
Secretary

cc:	Barry Pershkow, Chapman and Cutler LLP